Fair Value Of Financial Instruments - Schedule (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Fair Value Disclosures [Abstract]
Cash and cash equivalents - Book Value	$ 21,731	$ 27,086
Cash and cash equivalents - Fair Value	21,731	27,086	$ 27,086
Restricted cash - Book Value	0	10,000
Restricted cash - Fair Value	0	10,000	10,000
Accounts receivable - Book Value	1,832	2,357
Accounts receivable - Fair Value	1,832	2,357
Due from related parties, current - Book Value	12,420	20,086
Due from related parties, current - Fair Value	12,420	20,086	20,086
Due from related parties, non-current - Book Value	2,565	2,565
Due from related parties, non-current - Fair Value	2,565	2,565	2,565
Accounts payable - Book Value	2,414	1,999
Accounts payable - Fair Value	2,414	1,999
Long-term debt - Book Value	196,966	197,510
Long-term debt - Fair Value	$ 197,732	$ 199,375	$ 199,375